Third Party Lease Commitments - Future Minimum Rental Income to be Received (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2017	$ 4,450
2018	4,066
2019	3,859
2020	3,522
2021	3,102
Thereafter	3,664
Operating Leases, Future Minimum Payments Receivable, Total	$ 22,663